OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.2%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.3%
----------------------------------------------------------------------------
       $  240          Greene County IDA, (Fairview Extended
                       Care), Prerefunded to 1/1/01,
                       10.125%, 1/1/11                           $   262,426
        1,000          Warren County, (Otterbein Homes),
                       Prerefunded to 7/1/01, 7.20%, 7/1/11        1,069,480
        1,000          Wauseon School District, Prerefunded to
                       12/01/00, 7.25%, 12/1/10                    1,058,410
----------------------------------------------------------------------------
                                                                 $ 2,390,316
----------------------------------------------------------------------------
General Obligations -- 11.4%
----------------------------------------------------------------------------
       $  500          Hamilton School District, 6.15%, 12/1/15  $   532,530
          300          Kings County Local School District,
                       7.60%, 12/1/10                                334,707
          250          Oak Hills, 5.60%, 12/1/17                     248,150
          675          Ohio, 0.00%, 8/1/04                           539,939
          500          Ohio, 0.00%, 8/1/05                           379,310
          250          Ohio, 0.00%, 8/1/08                           160,345
          210          Youngstown County School District,
                       6.40%, 7/1/00                                 211,978
----------------------------------------------------------------------------
                                                                 $ 2,406,959
----------------------------------------------------------------------------
Hospital -- 8.4%
----------------------------------------------------------------------------
       $1,000          Erie County, (Firelands Community
                       Hospital), 6.75%, 1/1/08                  $ 1,059,040
          250          Hamilton County Health Care Facilities
                       Authority, (Twin Towers Improvements),
                       5.75%, 10/1/19                                238,717
          250          Hamilton County Health System,
                       (Providence Hospital), 6.00%, 7/1/01          256,975
          250          Parma, Hospital Improvement Revenue,
                       (Parma Community General Hospital
                       Association), 5.25%, 11/1/13                  234,472
----------------------------------------------------------------------------
                                                                 $ 1,789,204
----------------------------------------------------------------------------
Housing -- 2.7%
----------------------------------------------------------------------------
       $  295          Cuyahoga County, (Rolling Hills Apts.),
                       (AMT), 8.00%, 1/1/28                      $   289,124
          290          Lucas County, (Country Creek), (AMT),
                       8.00%, 7/1/26                                 277,658
----------------------------------------------------------------------------
                                                                 $   566,782
----------------------------------------------------------------------------
Industrial Development Revenue -- 13.8%
----------------------------------------------------------------------------
       $  500          Cuyahoga County, (Rock and Roll Hall of
                       Fame), 5.45%, 12/1/05                     $   505,095
          250          Cuyahoga County, (Rock and Roll Hall of
                       Fame), 5.85%, 12/1/08                         254,970
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
       $  500          Dayton, Special Facilities Revenue,
                       (Emery Airline Freight), 5.625%, 2/1/18   $   464,070
        1,020          Ohio Economic Development Commission,
                       (ABS Industries), (AMT), 6.00%, 6/1/04      1,054,680
          385          Ohio Economic Development Commission,
                       (Progress Plastics Products), (AMT),
                       6.80%, 12/1/01                                391,095
          250          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                 263,422
----------------------------------------------------------------------------
                                                                 $ 2,933,332
----------------------------------------------------------------------------
Insured-Education -- 4.5%
----------------------------------------------------------------------------
       $1,000          Ohio Public Facilities Commission,
                       (Higher Educational Facilities),
                       (AMBAC), 4.30%, 12/1/08                   $   948,320
----------------------------------------------------------------------------
                                                                 $   948,320
----------------------------------------------------------------------------
Insured-General Obligations -- 27.5%
----------------------------------------------------------------------------
       $  265          Clinton Massie Local School District,
                       (AMBAC), 0.00%, 12/1/11                   $   138,476
          265          Clinton Massie Local School District,
                       (MBIA), 0.00%, 12/1/09                        157,148
          225          Finneytown Local School District,
                       (FGIC), 6.15%, 12/1/11                        245,351
          500          Forest Hills Local School District,
                       (MBIA), 6.00%, 12/1/09                        540,060
        1,000          Southwest Licking School Facilities
                       Improvement, (FGIC), 7.10%, 12/1/16         1,123,540
          500          South-Western City School District,
                       Franklin and Pickway Counties, (AMBAC),
                       4.75%, 12/1/26                                419,330
          500          Strongsville City School District,
                       (MBIA), 5.375%, 12/1/12                       507,515
        1,500          West Clermont School District, (AMBAC),
                       6.90%, 12/1/12                              1,675,500
          500          West Clermont School District, (AMBAC),
                       7.125%, 12/1/19                               556,520
          460          Wyoming, School District, (FGIC),
                       5.75%, 12/1/17                                472,802
----------------------------------------------------------------------------
                                                                 $ 5,836,242
----------------------------------------------------------------------------
Insured-Hospital -- 4.8%
----------------------------------------------------------------------------
       $  500          Cuyahoga County, (Metrohealth System),
                       (MBIA), 5.50%, 2/15/12                    $   508,730
          500          Lucas County, (Promedia Healthcare
                       Obligation Group), (AMBAC),
                       5.625%, 11/15/14                              502,145
----------------------------------------------------------------------------
                                                                 $ 1,010,875
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.5%
----------------------------------------------------------------------------
       $  500          Akron Economic Development, (MBIA),
                       6.00%, 12/1/12                            $   534,550
----------------------------------------------------------------------------
                                                                 $   534,550
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.2%
----------------------------------------------------------------------------
       $  500          Cleveland, (Cleveland Stadium), (AMBAC),
                       5.25%, 11/15/17                           $   469,640
----------------------------------------------------------------------------
                                                                 $   469,640
----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.4%
----------------------------------------------------------------------------
       $  500          Hamilton County Sewer System, (FGIC),
                       5.50%, 12/1/11                            $   516,785
----------------------------------------------------------------------------
                                                                 $   516,785
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.9%
----------------------------------------------------------------------------
       $  200          Union County, (Pleasant Valley Joint
                       Fire District), 6.125%, 12/1/19           $   193,094
----------------------------------------------------------------------------
                                                                 $   193,094
----------------------------------------------------------------------------
Nursing Home -- 3.6%
----------------------------------------------------------------------------
       $  600          Cuyahoga County HFA, (Benjamin Rose
                       Institute), 5.50%, 12/1/17                $   541,830
          210          Fairfield EDA, (Beverly Enterprises),
                       8.50%, 1/1/03                                 218,883
----------------------------------------------------------------------------
                                                                 $   760,713
----------------------------------------------------------------------------
Pooled Loans -- 0.9%
----------------------------------------------------------------------------
       $  200          Toledo Lucas County Port Authority
                       Development Revenue, (Northwest Ohio
                       Bond Fund), 5.10%, 5/15/12                $   185,378
----------------------------------------------------------------------------
                                                                 $   185,378
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Senior Living / Life Care -- 1.9%
----------------------------------------------------------------------------
       $  200          Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners),
                       6.75%, 3/1/19                             $   183,626
          250          Summit County Healthcare Facilities
                       Revenue, (Village at Saint Edward),
                       5.75%, 12/1/25                                224,232
----------------------------------------------------------------------------
                                                                 $   407,858
----------------------------------------------------------------------------
Special Tax Revenue -- 1.4%
----------------------------------------------------------------------------
       $  303          Columbus Special Assessment,
                       6.05%, 9/15/05                            $   305,839
----------------------------------------------------------------------------
                                                                 $   305,839
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.2%
   (identified cost $21,232,925)                                 $21,255,887
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                         $   (49,966)
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $21,205,921
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 43.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 10.6% to 22.2% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                               CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost             $25,259,837        $7,830,338         $50,331,914        $46,786,488        $9,403,236
   Unrealized appreciation
      (depreciation)               (43,905)          123,920            (132,419)          (168,339)          196,847
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE          $25,215,932        $7,954,258         $50,199,495        $46,618,149        $9,600,083
-------------------------------------------------------------------------------------------------------------------------
Cash                           $   498,545        $   47,243         $        --        $        --        $       --
Receivable for investments
   sold                            309,823                --                  --                 --                --
Interest receivable                353,226           111,996           1,022,787            672,922           206,003
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                   $26,377,526        $8,113,497         $51,222,282        $47,291,071        $9,806,086
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for daily
   variation margin on
   open financial futures
   contracts                   $     8,125        $       --         $        --        $        --        $       --
Demand note payable                     --                --             100,000            500,000                --
Payable for when-issued
   securities                      300,900                --                  --                 --                --
Due to bank                             --                --              11,879             87,996            44,842
Payable to affiliate for
   Trustees' fees                       64                 1                   1                 --                 3
Accrued expenses                     2,312             1,220               3,634              4,187               269
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              $   311,401        $    1,221         $   115,514        $   592,183        $   45,114
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                   $26,066,125        $8,112,276         $51,106,768        $46,698,888        $9,760,972
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                 $26,103,366        $7,988,356         $51,239,187        $46,867,227        $9,564,125
Net unrealized
   appreciation
   (depreciation)
   (computed on the basis
   of identified cost)             (37,241)          123,920            (132,419)          (168,339)          196,847
-------------------------------------------------------------------------------------------------------------------------
TOTAL                          $26,066,125        $8,112,276         $51,106,768        $46,698,888        $9,760,972
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                               NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------
Investments --
   Identified cost             $36,698,608        $51,224,652        $21,232,925        $43,891,483
   Unrealized appreciation
      (depreciation)               664,638            531,746             22,962           (139,203)
------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE          $37,363,246        $51,756,398        $21,255,887        $43,752,280
------------------------------------------------------------------------------------------------------
Cash                           $        --        $   135,587        $        --        $        --
Receivable for investments
   sold                             55,000          5,150,000                 --                 --
Interest receivable                532,521          1,118,382            357,527            716,345
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                   $37,950,767        $58,160,367        $21,613,414        $44,468,625
------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------
Demand note payable            $   100,000        $        --        $   400,000        $   400,000
Payable for when-issued
   securities                           --          1,553,300                 --                 --
Due to bank                         68,195                 --              4,010             33,760
Payable to affiliate for
   Trustees' fees                       --                  2                 --                 --
Accrued expenses                     3,690              4,026              3,483              4,284
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              $   171,885        $ 1,557,328        $   407,493        $   438,044
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                   $37,778,882        $56,603,039        $21,205,921        $44,030,581
------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                 $37,114,244        $56,071,293        $21,182,959        $44,169,784
Net unrealized
   appreciation
   (depreciation)
   (computed on the basis
   of identified cost)             664,638            531,746             22,962           (139,203)
------------------------------------------------------------------------------------------------------
TOTAL                          $37,778,882        $56,603,039        $21,205,921        $44,030,581
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                               CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                       $   724,456         $ 236,086         $ 1,474,147        $ 1,335,336         $ 285,639
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME        $   724,456         $ 236,086         $ 1,474,147        $ 1,335,336         $ 285,639
-------------------------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee         $    62,250         $  20,138         $   126,626        $   114,168         $  23,875
Trustees fees and expenses           1,304               125               5,119              5,118               194
Legal and accounting
   services                         18,985            16,967              22,752             22,756            16,709
Custodian fee                       10,463             6,744              18,273             16,604             6,380
Miscellaneous                        4,961             2,840               7,480              5,508             3,003
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                 $    97,963         $  46,814         $   180,250        $   164,154         $  50,161
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian
      fee                      $        --         $   1,525         $     3,193        $     6,655         $   1,415
   Reduction of investment
      adviser fee                       --            10,065                  --                 --                --
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS       $        --         $  11,590         $     3,193        $     6,655         $   1,415
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                   $    97,963         $  35,224         $   177,057        $   157,499         $  48,746
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME          $   626,493         $ 200,862         $ 1,297,090        $ 1,177,837         $ 236,893
-------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost
      basis)                   $    70,172         $  (4,492)        $   160,768        $    62,325         $  26,291
   Financial futures
      contracts                     12,401            (1,712)             35,679             76,073            21,611
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)       $    82,573         $  (6,204)        $   196,447        $   138,398         $  47,902
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)              $(1,495,902)        $(372,032)        $(2,861,848)       $(2,561,480)        $(579,143)
   Financial futures
      contracts                      6,664                --                  --                 --                --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION
   (DEPRECIATION)              $(1,489,238)        $(372,032)        $(2,861,848)       $(2,561,480)        $(579,143)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND
   UNREALIZED LOSS             $(1,406,665)        $(378,236)        $(2,665,401)       $(2,423,082)        $(531,241)
-------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS             $  (780,172)        $(177,374)        $(1,368,311)       $(1,245,245)        $(294,348)
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                               NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------
Interest                       $ 1,061,410        $ 1,682,391        $   610,000        $ 1,316,869
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME        $ 1,061,410        $ 1,682,391        $   610,000        $ 1,316,869
------------------------------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------------------------------
Investment adviser fee         $    89,656        $   142,691        $    51,194        $   111,313
Trustees fees and expenses           1,306              4,453                191              5,119
Legal and accounting
   services                         18,985             23,272             17,027             22,756
Custodian fee                       18,840             21,642             12,793             15,440
Miscellaneous                        2,615              8,531              4,612              7,271
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                 $   131,402        $   200,589        $    85,817        $   161,899
------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian
      fee                      $     6,153        $     3,631        $     3,279        $     6,163
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS       $     6,153        $     3,631        $     3,279        $     6,163
------------------------------------------------------------------------------------------------------
NET EXPENSES                   $   125,249        $   196,958        $    82,538        $   155,736
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME          $   936,161        $ 1,485,433        $   527,462        $ 1,161,133
------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost
      basis)                   $    98,560        $   105,467        $    29,414        $    13,844
   Financial futures
      contracts                     53,058             91,523             30,308             63,922
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN              $   151,618        $   196,990        $    59,722        $    77,766
------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)              $(1,818,811)       $(2,895,025)       $(1,054,107)       $(2,307,973)
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION
   (DEPRECIATION)              $(1,818,811)       $(2,895,025)       $(1,054,107)       $(2,307,973)
------------------------------------------------------------------------------------------------------
NET REALIZED AND
   UNREALIZED LOSS             $(1,667,193)       $(2,698,035)       $  (994,385)       $(2,230,207)
------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS             $  (731,032)       $(1,212,602)       $  (466,923)       $(1,069,074)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                      CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $   626,493        $   200,862        $ 1,297,090        $ 1,177,837        $   236,893
   Net realized gain (loss)                82,573             (6,204)           196,447            138,398             47,902
   Net change in unrealized
      appreciation (depreciation)      (1,489,238)          (372,032)        (2,861,848)        (2,561,480)          (579,143)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                         $  (780,172)       $  (177,374)       $(1,368,311)       $(1,245,245)       $  (294,348)
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $   885,378        $   347,766        $ 2,119,645        $ 3,898,533        $   664,349
   Withdrawals                         (2,717,186)        (1,156,029)        (9,592,776)        (7,497,845)        (1,224,759)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(1,831,808)       $  (808,263)       $(7,473,131)       $(3,599,312)       $  (560,410)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(2,611,980)       $  (985,637)       $(8,841,442)       $(4,844,557)       $  (854,758)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                $28,678,105        $ 9,097,913        $59,948,210        $51,543,445        $10,615,730
--------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $26,066,125        $ 8,112,276        $51,106,768        $46,698,888        $ 9,760,972
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                      NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $   936,161       $  1,485,433        $   527,462        $ 1,161,133
   Net realized gain (loss)               151,618            196,990             59,722             77,766
   Net change in unrealized
      appreciation (depreciation)      (1,818,811)        (2,895,025)        (1,054,107)        (2,307,973)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                         $  (731,032)      $ (1,212,602)       $  (466,923)       $(1,069,074)
-------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 2,486,392       $  4,700,831        $   481,479        $ 1,436,374
   Withdrawals                         (3,757,169)       (12,757,943)        (1,609,488)        (7,107,411)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(1,270,777)      $ (8,057,112)       $(1,128,009)       $(5,671,037)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(2,001,809)      $ (9,269,714)       $(1,594,932)       $(6,740,111)
-------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of period                $39,780,691       $ 65,872,753        $22,800,853        $50,770,692
-------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $37,778,882       $ 56,603,039        $21,205,921        $44,030,581
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                      CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  1,484,759        $   453,121       $  3,088,390       $  2,503,033        $   522,260
   Net realized gain                      378,072             19,689            640,439            448,633            116,055
   Net change in unrealized
      appreciation (depreciation)        (263,964)            17,207           (704,172)          (457,661)          (181,207)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  1,598,867        $   490,017       $  3,024,657       $  2,494,005        $   457,108
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  4,228,958        $ 1,959,442       $  7,572,648       $ 10,696,524        $ 1,993,253
   Withdrawals                        (11,447,139)        (3,186,038)       (22,890,275)       (18,230,235)        (3,931,845)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $ (7,218,181)       $(1,226,596)      $(15,317,627)      $ (7,533,711)       $(1,938,592)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $ (5,619,314)       $  (736,579)      $(12,292,970)      $ (5,039,706)       $(1,481,484)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 34,297,419        $ 9,834,492       $ 72,241,180       $ 56,583,151        $12,097,214
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 28,678,105        $ 9,097,913       $ 59,948,210       $ 51,543,445        $10,615,730
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                      NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  2,028,602       $  3,283,070        $ 1,140,232       $  2,590,278
   Net realized gain                      167,298            367,409             25,626            555,688
   Net change in unrealized
      appreciation (depreciation)        (303,151)           (13,529)           (81,834)          (774,576)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  1,892,749       $  3,636,950        $ 1,084,024       $  2,371,390
-------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  6,467,196       $ 10,991,896        $ 4,003,683       $  7,028,085
   Withdrawals                        (14,119,117)       (23,447,532)        (6,502,512)       (16,336,396)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $ (7,651,921)      $(12,455,636)       $(2,498,829)      $ (9,308,311)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $ (5,759,172)      $ (8,818,686)       $(1,414,805)      $ (6,936,921)
-------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 45,539,863       $ 74,691,439        $24,215,658       $ 57,707,613
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 39,780,691       $ 65,872,753        $22,800,853       $ 50,770,692
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        CALIFORNIA LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------
Expenses(1)                                0.72%(2)      0.62%      0.61%      0.63%      0.58%        0.53%
Expenses after custodian fee
   reduction                               0.72%(2)      0.61%      0.59%      0.61%      0.55%          --
Net investment income                      4.63%(2)      4.67%      4.86%      4.98%      4.82%        4.72%
Portfolio Turnover                           11%           29%        40%        57%        36%          56%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $26,066       $28,678    $34,297    $43,194    $59,216      $82,344
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        CONNECTICUT LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------
Net expenses(1)                           0.84%(2)        0.60%      0.54%     0.54%      0.39%        0.17%
Net expenses after cusodian
   fee reduction                          0.81%(2)        0.57%      0.52%     0.50%      0.35%          --
Net investment income                     4.60%(2)        4.79%      4.96%     5.09%      4.91%        4.95%
Portfolio Turnover                           3%              5%        23%       46%        52%          73%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $8,112          $9,098     $9,834   $12,274    $14,862      $17,316
-----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                               1.07%(2)        0.83%      0.77%     0.78%      0.72%        0.67%
Expenses after custodian fee
   reduction                              1.04%(2)        0.80%      0.75%     0.74%      0.68%          --
Net investment income                     4.37%(2)        4.56%      4.73%     4.85%      4.58%        4.45%
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           FLORIDA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    -----------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997        1996        1995
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.66%(2)      0.59%      0.58%      0.59%        0.55%        0.52%
Expenses after custodian fee
   reduction                               0.64%(2)      0.57%      0.55%      0.57%        0.54%          --
Net investment income                      4.72%(2)      4.68%      4.90%      4.90%        4.73%        4.73%
Portfolio Turnover                           11%           16%        38%        66%          20%          44%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $51,107       $59,948    $72,241    $92,909     $127,835     $164,579
-------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MASSACHUSETTS LIMITED PORTFOLIO
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ----------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996        1995
------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.66%(2)      0.60%      0.60%      0.60%      0.57%         0.54%
Expenses after custodian fee
   reduction                               0.64%(2)      0.57%      0.56%      0.58%      0.55%           --
Net investment income                      4.76%(2)      4.67%      4.90%      4.97%      4.72%         4.90%
Portfolio Turnover                            9%           19%        46%        60%        27%           46%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $46,699       $51,543    $56,583    $69,670    $97,135      $119,120
------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MICHIGAN LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------
Net expenses(1)                           0.98%(2)       0.82%      0.71%      0.79%      0.68%        0.48%
Net expenses after custodian
   fee reduction                          0.95%(2)       0.79%      0.67%      0.76%      0.64%          --
Net investment income                     4.63%(2)       4.72%      5.00%      5.09%      5.00%        4.88%
Portfolio Turnover                           6%            16%        21%        28%        40%         111%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $9,761        $10,616    $12,097    $14,996    $21,191      $33,198
-----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                            0.59%
Net investment income                                                                                  4.77%
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        NEW JERSEY LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------
Expenses(1)                                0.68%(2)      0.62%      0.62%      0.61%      0.57%        0.54%
Expenses after custodian fee
   reduction                               0.65%(2)      0.62%      0.61%      0.58%      0.55%          --
Net investment income                      4.84%(2)      4.78%      4.91%      4.96%      4.78%        4.73%
Portfolio Turnover                            9%           13%        21%        37%        42%          44%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $37,779       $39,781    $45,540    $58,266    $80,173      $97,280
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           NEW YORK LIMITED PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ------------------------------------------------------
                                  (UNAUDITED)            1999       1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.65%(2)      0.59%      0.61%        0.58%       0.55%        0.52%
Expenses after custodian fee
   reduction                               0.64%(2)      0.59%      0.59%        0.56%       0.53%          --
Net investment income                      4.82%(2)      4.74%      4.81%        4.87%       4.66%        4.79%
Portfolio Turnover                            8%           17%        53%          58%         32%          31%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $56,603       $65,873    $74,691     $100,014    $138,728     $173,632
--------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           OHIO LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------
Net expenses(1)                            0.78%(2)      0.67%      0.64%      0.68%      0.63%        0.46%
Net expenses after cusodian
   fee reduction                           0.75%(2)      0.64%      0.64%      0.65%      0.61%          --
Net investment income                      4.78%(2)      4.85%      5.05%      5.20%      5.06%        4.96%
Portfolio Turnover                            9%           19%        29%        34%        47%         120%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $21,206       $22,801    $24,216    $28,470    $33,529      $39,435
-----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                            0.58%
Net investment income                                                                                  4.84%
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        PENNSYLVANIA LIMITED PORTFOLIO
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ----------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996        1995
------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.68%(2)      0.62%      0.60%      0.61%      0.58%         0.53%
Expenses after custodian fee
   reduction                               0.65%(2)      0.60%      0.58%      0.59%      0.56%           --
Net investment income                      4.84%(2)      4.83%      5.03%      5.11%      4.81%         4.77%
Portfolio Turnover                           11%           16%        36%        51%        24%           39%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $44,031       $45,667    $57,708    $67,876    $92,194      $113,606
------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1999, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited                        $ 62,250            0.46%
    Connecticut Limited                         20,138            0.46%
    Florida Limited                            126,626            0.46%
    Massachusetts Limited                      114,168            0.46%
    Michigan Limited                            23,875            0.47%
    New Jersey Limited                          89,656            0.46%
    New York Limited                           142,691            0.47%
    Ohio Limited                                51,194            0.47%
    Pennsylvania Limited                       111,313            0.46%

    *    As a percentage of average daily net assets (annualized).

   To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $10,065.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1999, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1999 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,904,983
    Sales                                       5,722,636

    CONNECTICUT LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   264,338
    Sales                                         793,513

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,808,540
    Sales                                      12,235,565

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,419,737
    Sales                                       5,172,336

    MICHIGAN LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   556,079
    Sales                                         840,375

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,549,642
    Sales                                       3,928,009

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,111,647
    Sales                                      15,456,283
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,027,716
    Sales                                       2,666,532
    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,949,644
    Sales                                       8,867,594

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1999, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $25,259,837
    -----------------------------------------------------
    Gross unrealized appreciation             $   551,451
    Gross unrealized depreciation                (595,356)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (43,905)
    -----------------------------------------------------

    CONNECTICUT LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $ 7,830,338
    -----------------------------------------------------
    Gross unrealized appreciation             $   220,223
    Gross unrealized depreciation                 (96,303)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   123,920
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $50,331,914
    -----------------------------------------------------
    Gross unrealized appreciation             $   851,953
    Gross unrealized depreciation                (984,373)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (132,420)
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $46,786,488
    -----------------------------------------------------
    Gross unrealized appreciation             $   838,206
    Gross unrealized depreciation              (1,006,545)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (168,339)
    -----------------------------------------------------

    MICHIGAN LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $ 9,403,236
    -----------------------------------------------------
    Gross unrealized appreciation             $   376,680
    Gross unrealized depreciation                (179,833)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   196,847
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $36,698,608
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,091,700
    Gross unrealized depreciation                (427,062)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   664,638
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $51,224,652
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,122,089
    Gross unrealized depreciation                (590,343)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   531,746
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $21,232,925
    -----------------------------------------------------
    Gross unrealized appreciation             $   391,376
    Gross unrealized depreciation                (368,414)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $    22,962
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $43,891,483
    -----------------------------------------------------
    Gross unrealized appreciation             $   618,973
    Gross unrealized depreciation                (758,176)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (139,203)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the Florida Limited Portfolio, Massachusetts Limited Portfolio, New Jersey Limited Portfolio, Ohio Limited Portfolio and Pennsylvania Limited Portfolio, had balances outstanding pursuant to this line of credit of $100,000, $500,000, $100,000, $400,000, and $400,000,
   respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 1999, is as follows:

                                    FUTURES
                                    CONTRACTS
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California Limited              12/99       10 US Treasury Bond       Short           $6,664

7 Subsequent Event
-------------------------------------------
   Prior to the opening of business on November 1,1999, the shares of both Eaton Vance Connecticut Limited Maturity Municipals Portfolio and Eaton Vance Michigan Limited Maturity Municipals Portfolio were exchanged for shares of Eaton Vance National Limited Maturity Municipals Portfolio of equal value. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code to the Portfolio.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Connecticut, Massachusetts, Michigan,
New Jersey, New York and Ohio Limited
Maturity Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California and Florida Limited Maturity
Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio
Manager of Pennsylvania
Limited Maturity Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant